Cover	Jan. 18, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 18, 2024
Entity Registrant Name	DE
Entity File Number	001-38826
Entity Tax Identification Number	83-2530757
Entity Address, Address Line One	12603 Southwest Freeway
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Stafford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77477
City Area Code	281
Local Phone Number	491-9505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001760689
Amendment Flag	false
Entity Registrant Name	Microvast Holdings, Inc.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MVST
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	MVSTW
Security Exchange Name	NASDAQ